Consolidated Balance Sheets (fuboTV Inc.) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Preferred stock , par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Convertible Preferred stock, shares issued	456,000	461,839
Convertible Preferred stock, shares outstanding	456,000	461,839
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	32,307,663	28,912,500	7,532,776
Common stock, shares outstanding	32,307,663	28,912,500	7,532,776
fuboTV Inc. [Member]
Allowance for doubtful accounts
Convertible Preferred stock , par value	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred stock, shares authorized	17,617,274	17,617,274	12,478,579
Convertible Preferred stock, shares issued	15,615,645	15,615,645	12,087,594
Convertible Preferred stock, shares outstanding	15,615,645	15,615,645	12,087,594
Convertible Preferred stock, liquidation preference	$ 247,946	$ 247,946	$ 145,841
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	22,612,225	22,612,225	18,000,000
Common stock, shares issued	2,162,187	2,157,367	2,076,317
Common stock, shares outstanding	2,162,187	2,157,367	2,076,317